OTHER CURRENT LIABILITIES Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Other Current Liabilities

(in thousands of $)	2016	2015
Deferred charter revenue	10,509	4,120
Deferred gain on sale and leaseback	258	337
Unfavorable charter party contracts	672	674
Other current liabilities	3,178	8,862
	14,617	13,993